Basic and Diluted Earnings Loss Per Share (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Numerator:
Net profit (loss) (in RMB) or (in dollars)	$ (52,942)	(328,477)	(47,003)	57,656
Less: net profit attributable to noncontrolling interest and redeemable noncontrolling interest (in RMB) or (in dollars)	(3,224)	(20,003)	(1,223)	(1,332)
Net profit (loss) attributable to ordinary shareholders	(56,166)	(348,480)	(48,226)	56,324
Plus: deemed dividend in relation to accretion of redeemable noncontrolling interests	(1,265)	(7,850)	0	0
Adjusted net profit (loss) attributable to ordinary shareholders	$ (57,431)	(356,330)	(48,226)	56,324
Denominator:
Weighted-average number of shares outstanding - basic (in shares)	401,335,788	401,335,788	364,353,974	342,533,167
Weighted-average number of stock options and RSUs granted in connection with the stock option plan (in shares)	0	0	0	14,251,042
Weighted-average number of shares outstanding - diluted (in shares)	401,335,788	401,335,788	364,353,974	356,784,209
Earnings (loss) per share-Basic:
Net profit (loss) (in per share)	$ (0.14)	(0.89)	(0.13)	0.16
Basic (in per share)	$ (0.14)	(0.89)	(0.13)	0.16
Earnings (loss) per share-Diluted:
Net profit (loss) (in per share)	$ (0.14)	(0.89)	(0.13)	0.16
Diluted (in per share)	$ (0.14)	(0.89)	(0.13)	0.16